NET OPERATING REVENUE	12 Months Ended
Dec. 31, 2024
NET OPERATING REVENUE
NET OPERATING REVENUE

NOTE 33 - NET OPERATING REVENUE

	12/31/2024	12/31/2023	12/31/2022
Generation
For distribution	18,811,949	17,030,455	14,104,623
End consumers	2,941,312	3,853,830	3,925,510
CCEE	3,278,465	1,680,285	1,159,158
Operation and maintenance revenue	3,063,896	4,052,072	4,676,630
	28,095,622	26,616,642	23,865,921
Transmission
Operation and maintenance revenue	7,725,358	7,335,165	6,379,321
Construction revenue	4,161,735	2,960,792	1,494,307
Contractual financial revenue	7,405,486	7,136,080	7,901,256
	19,292,579	17,432,037	15,774,884

Financial effect of Itaipu	—	—	294,934
Other revenue	337,166	426,427	1,101,817
	47,725,367	44,475,106	41,037,556

(-) Deductions from Operating revenue
(-) ICMS	(761,342)	(1,053,742)	(1,103,091)
(-) PIS and COFINS	(4,295,000)	(3,906,818)	(3,527,175)
(-) Sectoral charges	(2,484,234)	(2,348,976)	(2,322,369)
(-) Other Deductions (including ISS)	(3,239)	(6,662)	(10,688)
	(7,543,815)	(7,316,198)	(6,963,323)

Net operating revenue	40,181,552	37,158,908	34,074,233

Accounting Policy

Net Operating Revenue

Revenues are recognized as the Company meets its obligations established in contracts with customers, and are measured based on the amounts of consideration it expects to receive in exchange for the performance of generation, transmission and other service activities.

Generation

Revenues from the supply and provision of electricity are recognized when the Company delivers the electricity to the buyer, at the prices established in the contracts. Revenues from transactions in the short-term market, presented in the CCEE line, are valued at the Difference Settlement Price – PLD.

Revenues from generation concessions, extended in accordance with Law No. 12,783/2013 (Shareholder Plants), are presented in the Operation and maintenance revenue line and are recognized at the tariff price calculated by ANEEL. The tariff is calculated based on the operation and maintenance costs of the plants, plus an additional revenue rate of 10%.

Following the Company’s privatization process, new of electricity generation concession contracts were signed, changing the operating regime (operation and maintenance) of the Shareholder Plants to independent production, progressively, at a rate of 20% per year, starting in 2023 and ending in 2026, in which the Company assumes all operating risk and, consequently, the possibility of operating at free prices in the energy market. Revenues from free-priced energy from these plants are recorded in Generation Revenue accounts and no longer in Operation and Maintenance Revenue.

Transmission

The considerations established in the of electricity transmission concession contracts remunerate the transmission company for two performance obligations: (i) construction and (ii) maintenance and operation of the infrastructure. As they are fulfilled, the Company records revenues according to the nature of the obligation completed.

The obligation to build the transmission project is satisfied throughout the construction phase, with construction revenues recorded in accordance with the progress of the projects.

In addition to construction and operation and maintenance revenues, the Company recognizes financial revenue, relating to the financial update of the rights originated by the construction of the project, which will be received between the completion of construction and the end of the concession.

The Company includes financial revenue in Net Operating Revenue (NOR), as it understands that of electricity transmission concession contracts, financing (the act of spending to build and receiving in installments over the course of the concession) provided to the granting authority for the construction of projects is part of its business. For further details, see accounting practices in Note 15.